Long-Term Borrowings - Cash flow reconciliation of liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Borrowings
Long-term borrowings - Beginning balance	$ 739,035,681	$ 576,996,269	$ 834,476,641
Cash flows - drawdowns	197,000,000	306,298,000
Cash flows - repayments	(243,355,165)	(144,294,604)	(261,713,694)
Loan financing fees	(1,350,000)	(1,732,860)
Other Finance-lease liabilities	(42,021)	75,759
Non-cash flows - amortisation of loan financing fees	1,994,191	1,693,117	4,233,322
Long-term borrowings - Ending balance	$ 693,282,686	$ 739,035,681	$ 576,996,269